Allison L. Pristash State Street 1 Lincoln Street Mail Stop SFC0805 Boston, MA 02111 Tel +1 617 662 7031 APristash@StateStreet.com

December 30, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated December 30, 2020, do not differ from those contained in Post-Effective Amendment No. 2,430 to the Trust’s Registration Statement on Form N-1A, filed electronically on December 21, 2020.

iShares Currency Hedged MSCI Canada ETF

iShares Currency Hedged MSCI Eurozone ETF

iShares Currency Hedged MSCI Germany ETF

iShares Currency Hedged MSCI Japan ETF

iShares Currency Hedged MSCI Mexico ETF

iShares Currency Hedged MSCI United Kingdom ETF

iShares ESG Advanced MSCI EAFE ETF

iShares ESG Advanced MSCI EM ETF

iShares ESG Advanced MSCI USA ETF

iShares ESG Aware MSCI EAFE ETF

iShares ESG Aware MSCI USA ETF

iShares ESG Aware MSCI USA Small-Cap ETF

iShares ESG MSCI EM Leaders ETF

iShares ESG MSCI USA Leaders ETF

iShares MSCI Argentina and Global Exposure ETF

iShares MSCI Brazil Small-Cap ETF

iShares MSCI China ETF

iShares MSCI China Small-Cap ETF

iShares MSCI Denmark ETF

iShares MSCI Finland ETF

iShares MSCI Germany Small-Cap ETF

iShares MSCI Global Impact ETF

iShares MSCI India ETF

iShares MSCI India Small-Cap ETF

iShares MSCI Indonesia ETF

iShares MSCI Ireland ETF

iShares MSCI Japan Equal Weighted ETF

iShares MSCI Japan Value ETF

iShares MSCI Kuwait ETF

iShares MSCI New Zealand ETF

iShares MSCI Norway ETF

iShares MSCI Peru ETF

iShares MSCI Poland ETF

iShares MSCI Qatar ETF

iShares MSCI Saudi Arabia ETF

iShares MSCI UAE ETF

iShares MSCI United Kingdom ETF

iShares MSCI United Kingdom Small-Cap ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary

cc: Benjamin J. Haskin, Esq.